Borrowings under Term Loan and Line of Credit - Schedule of Aggregate Principal Maturities of Term Loan (Detail) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Long-term Debt, Fiscal Year Maturity [Abstract]
Remaining 2021	$ 1,080
2021	2,880	$ 1,440
2022	52,134	2,880
2023		52,134
Total	$ 56,094	$ 56,454	$ 57,606